Commitments and Contingencies (Operating Leases) (Details) (USD $)	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Year One	$ 14,743,000
Year Two	12,896,000
Year Three	8,348,000
Year Four	6,562,000
Year Five	4,572,000
After Five Years	10,322,000
Operating Leases, Future Minimum Payments Due, Total	$ 57,443,000